Share-based payment arrangements - Summary of Status and Movements in RSUs and PSUs (Details) - Options	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Restricted Shares Without Performance Criteria
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	333,119	341,198
Granted (in shares)	391,092	214,859
Redeemed (in shares)	(137,594)	(181,491)
Forfeited (in shares)	(50,287)	(41,447)
Ending balance (in shares)	536,330	333,119
Restricted Shares With Performance Criteria
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	152,927	0
Granted (in shares)	412,473	167,976
Forfeited (in shares)	(107,902)	(15,049)
Ending balance (in shares)	457,498	152,927
Performance share unit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	484,899	381,293
Granted (in shares)	264,083	261,522
Redeemed (in shares)	(129,109)	(118,605)
Forfeited (in shares)	(8,988)	(39,311)
Ending balance (in shares)	610,885	484,899